Deferred income - Movement in the non-current and current deferred income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Deferred Income [Line Items]
Deferred income, beginning balance	€ 1,071,352	€ 1,327,463
Of which current portion :	232,476	256,270
Significant financing component		(227)
Revenue recognition of upfront	(1,068,967)	(252,134)
Revenue recognition of milestones		(4,089)
Other movements	(2,353)	339
Deferred income, ending balance	32	1,071,352
Of which current portion :	32	232,476
Other.
Disclosure of Deferred Income [Line Items]
Deferred income, beginning balance	2,371	2,032
Of which current portion :	2,371	1,146
Other movements	(2,339)	339
Deferred income, ending balance	32	2,371
Of which current portion :	32	2,371
Collaboration agreement for filgotinib | Gilead [member]
Disclosure of Deferred Income [Line Items]
Deferred income, beginning balance		26,268
Of which current portion :		25,054
Significant financing component		(227)
Revenue recognition of upfront		(21,952)
Revenue recognition of milestones		(4,089)
Gilead collaboration agreement for drug discovery platform | Gilead [member]
Disclosure of Deferred Income [Line Items]
Deferred income, beginning balance	1,068,981	1,299,163
Of which current portion :	230,105	230,070
Revenue recognition of upfront	(1,068,967)	(230,182)
Other movements	€ (14)
Deferred income, ending balance		1,068,981
Of which current portion :		€ 230,105